TAXES ON INCOME - Schedule of Income before Income Tax, Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 604,826	$ 457,700	$ 345,332
Domestic
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	178,691	195,203	102,500
Foreign
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 426,135	$ 262,497	$ 242,832